Note 1 - Description of the Business, Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Prior Period Corrections - 10Q (Details) - USD ($)
$ / shares in Units, $ in Thousands
		3 Months Ended		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025	Mar. 31, 2024
Net Loss (in thousands)		$ (3,337)	$ (2,699)	$ (11,410)	$ (15,426)
Loss per share - basic and diluted (in dollars per share)		$ (1.07)	$ (2.2)	$ (6.46)	$ (14.82)
Weighted average shares outstanding - basic and diluted (in shares)		3,105,156	1,225,423	1,766,425	1,040,720
Antidilutive securities (in shares)		1,986,098	279,070	1,981,098	162,767
Warrant [Member]
Antidilutive securities (in shares)		87,531	4,334	87,531	4,334
Convertible Debt Securities [Member]
Antidilutive securities (in shares)	[1]	0	33,250	0	33,250
Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)		25,003	25,003	25,003	25,003
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)		248,483	216,483	243,483	100,180
Previously Reported [Member]
Net Loss (in thousands)			$ (2,699)		$ (15,426)
Loss per share - basic and diluted (in dollars per share)			$ (0.14)		$ (1.05)
Weighted average shares outstanding - basic and diluted (in shares)			18,902,248		14,626,282
Antidilutive securities (in shares)			10,839,148		8,913,169
Previously Reported [Member] | Warrant [Member]
Antidilutive securities (in shares)			5,344,569		5,744,569
Previously Reported [Member] | Convertible Debt Securities [Member]
Antidilutive securities (in shares)			665,000		665,000
Previously Reported [Member] | Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)			500,000		500,000
Previously Reported [Member] | Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)			4,329,579		2,003,600
Reverse Stock Split Adjustment [Member]
Net Loss (in thousands)			$ 0		$ 0
Loss per share - basic and diluted (in dollars per share)			$ (2.85)		$ (21.09)
Weighted average shares outstanding - basic and diluted (in shares)			945,382		731,372
Antidilutive securities (in shares)			541,967		445,664
Reverse Stock Split Adjustment [Member] | Warrant [Member]
Antidilutive securities (in shares)			267,231		287,231
Reverse Stock Split Adjustment [Member] | Convertible Debt Securities [Member]
Antidilutive securities (in shares)			33,250		33,250
Reverse Stock Split Adjustment [Member] | Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)			25,003		25,003
Reverse Stock Split Adjustment [Member] | Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)			216,483		100,180
Revision of Prior Period, Error Correction, Adjustment [Member]
Net Loss (in thousands)			$ 0		$ 0
Loss per share - basic and diluted (in dollars per share)			$ 0.65		$ 6.27
Weighted average shares outstanding - basic and diluted (in shares)			280,041		309,348
Antidilutive securities (in shares)			(262,897)		(282,897)
Revision of Prior Period, Error Correction, Adjustment [Member] | Warrant [Member]
Antidilutive securities (in shares)			(262,897)		(282,897)
Revision of Prior Period, Error Correction, Adjustment [Member] | Convertible Debt Securities [Member]
Antidilutive securities (in shares)			0		0
Revision of Prior Period, Error Correction, Adjustment [Member] | Convertible Notes to Warrant [Member]
Antidilutive securities (in shares)			0		0
Revision of Prior Period, Error Correction, Adjustment [Member] | Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)			0		0

[1]	Shares for the convertible note proceeds received